Mayer Brown LLP 1999 K Street, N.W. Washington, DC 20006-1101 United States of America T: +1 202 263 3000 F: +1 202 263 3300 mayerbrown.com
January 17, 2020

VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549	Adam Kanter Partner T: +1 202 263 3164 F: +1 202 263 5385 AKanter@mayerbrown.com

Re:        DNP Select Income Fund Inc. (File Nos. 333-223945 and 811-04915)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify on behalf of DNP Select Income Fund Inc. (the “Fund”) that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those included as part of Post-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-2, which was filed electronically with the SEC via EDGAR (Accession No. 0001193125-20-005431) on January 10, 2020.

Please do not hesitate to contact me at (202) 263-3164 should you have any questions

Very truly yours,

/s/ Adam Kanter

Adam Kanter

Mayer Brown is a global services provider comprising an association of legal practices that are separate entities including

Mayer Brown LLP (Illinois, USA), Mayer Brown International LLP (England), Mayer Brown (a Hong Kong partnership)

and Tauil & Chequer Advogados (a Brazilian partnership).